American Beacon Bridgeway Large Cap Value Fund℠
American Beacon Bridgeway Large Cap Value FundSM
Investment Objective
The Fund seeks to provide long-term total return on capital, primarily through capital appreciation and some income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and on page 12 under “Choosing Your Share Class” in the prospectus and on page 32 under “Additional Purchase and Sale Information for A Class Shares” in the statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees American Beacon Bridgeway Large Cap Value Fund℠	A	C	Institutional	Y	Investor
Share classes	A	C	Institutional	Y	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Beacon Bridgeway Large Cap Value Fund℠		A	C	Institutional	Y	Investor
Share classes		A	C	Institutional	Y	Investor
Management fees		0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or service (12b-1) fees		0.25%	1.00%	none	none	none
Other expenses	[1]	0.96%	0.96%	0.71%	0.81%	1.09%
Total annual fund operating expenses		1.66%	2.41%	1.16%	1.26%	1.54%
Expense waiver and reimbursement		(0.32%)	(0.32%)	(0.32%)	(0.32%)	(0.32%)
Total annual fund operating expenses after expense waiver and reimbursement	[2]	1.34%	2.09%	0.84%	0.94%	1.22%
[1]	Expenses are based on estimated expenses.
[2]	The Manager has contractually agreed to waive and/or reimburse the A Class, C Class, Institutional Class, Y Class and Investor Class of the Fund for Other Expenses through March 29, 2013, to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.34%, 2.09%, 0.84%, 0.94% and 1.22% for the A Class, C Class, Institutional Class, Y Class and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example American Beacon Bridgeway Large Cap Value Fund℠ (USD $)	Share classes	1 year	3 years
A	A	704	1,039
C	C	312	721
Y	Y	96	369
Institutional	Institutional	86	337
Investor	Investor	124	455

Assuming no redemption of shares:
Expense Example, No Redemption (USD $)	Share class	1 year	3 years
American Beacon Bridgeway Large Cap Value Fund℠ C	C	212	721

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies

The Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal market conditions, at least 80% of Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap category at the time of purchase. For purposes of the Fund’s investment portfolio, “large-cap stocks” are those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index at the time of investment. The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2011, the market capitalizations of the companies in the Russell 1000® Index ranged from $36 million to $417.5 billion.

The Fund’s sub-advisor, Bridgeway Capital Management, Inc. (“Bridgeway Capital”), selects stocks within the large-cap value category for the Fund using a proprietary statistically driven approach. Value stocks are those Bridgeway Capital believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. Generally, these are stocks represented in the Russell 1000® Value Index, plus large stocks with similar “value” characteristics. The Russell 1000® Value Index includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The decision to sell a stock is usually made based on the relative attractiveness of new statistical model recommendations, deteriorating financial strength of a company, portfolio risk considerations, and corporate actions or other external factors that may drive a stock’s future price movements.

The Fund may invest cash balances in money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

While the Fund is actively managed for long-term total return, Bridgeway Capital seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The income objective of the Fund, which is a secondary objective, is achieved almost exclusively from dividend-paying stocks held by the Fund. However, not all stocks held by the Fund pay dividends.

Principal Risks

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Capital Gains Risk

If the Fund experiences extensive redemptions, the sub-advisor might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the sub-advisor strongly intends to avoid them.

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to ‘additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. ADRs are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stocks.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Large-Capitalization Company Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including open-end funds, closed-end funds, business development companies, exchange-traded funds (“ETFs”) and money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the Manager or the sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. A value approach could also result in fewer securities that increase rapidly during times of market gains. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Fund Performance

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell 1000® Value Index, which is the Fund’s primary benchmark and is a broad measure of market performance. The Lipper Large-Cap Value Index shows how the Fund’s performance compares to a composite of mutual funds with similar investment objectives.

The chart and the table below show the performance of the Fund’s Institutional Class shares for all periods. The Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class N Shares of the Fund’s predecessor. Performance information of A Class, C Class, Y Class and Investor Class shares of the Fund is not provided because the Fund did not commence operations of these classes prior to the date of this Prospectus. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Calendar year total returns for Institutional Class shares
Year-By-Year Percentage Returns as of 12/31 of Each Year

Highest Quarterly Return: 17.15% (1/1/04 through 12/31/11) (3rd Quarter 2009) Lowest Quarterly Return: -18.26% (1/1/04 through 12/31/11) (4th Quarter 2008)
Average Annual Total Returns For the periods ended December 31, 2011	[1]
Average Annual Total Returns American Beacon Bridgeway Large Cap Value Fund℠	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	Five Years	Since Inception	Inception Date
Return Before Taxes Institutional	Institutional Class Shares	Return Before Taxes		2.33%	(0.69%)	5.77%	Oct 31, 2003
Return After Taxes on Distributions Institutional	Institutional Class Shares	Return After Taxes on Distributions		2.12%	(1.03%)	5.41%	Oct 31, 2003
Return After Taxes on Distributions and Sale of Fund Shares Institutional	Institutional Class Shares	Return After Taxes on Distributions and Sale of Fund Shares		1.77%	(0.61%)	4.94%	Oct 31, 2003
Russell 1000® Value Index		Russell 1000® Value Index	Indices (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	4.52%	Oct 31, 2003
Lipper Large-Cap Value Index		Lipper Large-Cap Value Index	Indices (reflects no deduction for fees, expenses or taxes)	(2.17%)	(2.26%)	3.73%	Oct 31, 2003

[1]	After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 2, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 3, 2012
Prospectus Date	rr_ProspectusDate	Feb 3, 2012
American Beacon Bridgeway Large Cap Value Fund℠
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Bridgeway Large Cap Value FundSM
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term total return on capital, primarily through capital appreciation and some income.
Fees and Expenses of the Fund	abf809593_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and on page 12 under “Choosing Your Share Class” in the prospectus and on page 32 under “Additional Purchase and Sale Information for A Class Shares” in the statement of additional information.
Expense Breakpoint Discounts	abf809593_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales discounts if you and your eligible family members invest, or agree to invest in the future, at least $50,000 in the A Class shares of the American Beacon Funds. More information about these and other discounts is available from your financial professional and on page 12 under “Choosing Your Share Class” in the prospectus and on page 32 under “Additional Purchase and Sale Information for A Class Shares” in the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 29, 2013
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Portfolio Turnover	abf809593_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund has not commenced operations prior to the date of this Prospectus.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in a diversified portfolio of large stocks that are listed on the New York Stock Exchange, the American Stock Exchange, and NASDAQ. Under normal market conditions, at least 80% of Fund net assets (plus borrowings for investment purposes) are invested in stocks from among those in the large-cap category at the time of purchase. For purposes of the Fund’s investment portfolio, “large-cap stocks” are those whose market capitalization (stock market worth) falls within the range of the Russell 1000® Index at the time of investment. The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2011, the market capitalizations of the companies in the Russell 1000® Index ranged from $36 million to $417.5 billion.

The Fund’s sub-advisor, Bridgeway Capital Management, Inc. (“Bridgeway Capital”), selects stocks within the large-cap value category for the Fund using a proprietary statistically driven approach. Value stocks are those Bridgeway Capital believes are priced cheaply relative to some financial measures of worth, such as the ratio of price to earnings, price to sales, or price to cash flow. Generally, these are stocks represented in the Russell 1000® Value Index, plus large stocks with similar “value” characteristics. The Russell 1000® Value Index includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The decision to sell a stock is usually made based on the relative attractiveness of new statistical model recommendations, deteriorating financial strength of a company, portfolio risk considerations, and corporate actions or other external factors that may drive a stock’s future price movements.

The Fund may invest cash balances in money market funds and may purchase and sell futures contracts to gain market exposure on cash balances or reduce market exposure in anticipation of liquidity needs.

While the Fund is actively managed for long-term total return, Bridgeway Capital seeks to minimize capital gains distributions as part of a tax management strategy. The successful application of this method is intended to result in a more tax-efficient fund than would otherwise be the case.

The income objective of the Fund, which is a secondary objective, is achieved almost exclusively from dividend-paying stocks held by the Fund. However, not all stocks held by the Fund pay dividends.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund. The Fund is not designed for investors who need an assured level of income and is intended to be a long-term investment. The Fund is not a complete investment program and may not be appropriate for all investors. Investors should carefully consider their own investment goals and risk tolerance before investing in the Fund. The principal risks of investing in the Fund are:

Capital Gains Risk

If the Fund experiences extensive redemptions, the sub-advisor might need to sell some stocks, which could create capital gains. There can be no guarantee that the Fund may not someday distribute substantial capital gains, although the sub-advisor strongly intends to avoid them.

Equity Securities Risk

Equity securities generally are subject to market risk. The Fund’s investments in equity securities may include common stocks, preferred stocks, securities convertible into common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”) and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. Such investments may expose the Fund to ‘additional risks.

Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company. Preferred stocks and convertible securities are sensitive to movements in interest rates. In addition, convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Investments in ADRs are subject to certain of the risks associated with investing directly in foreign securities. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values.

Foreign Exposure Risk

The Fund may invest in securities issued by foreign companies through ADRs and U.S. dollar-denominated foreign stocks traded on U.S. exchanges. ADRs are subject to many of the risks inherent in investing in foreign securities, including, but not limited to, currency fluctuations and political and financial instability in the home country of a particular ADR or foreign stocks.

Investment Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Large-Capitalization Company Risk

The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Market Events

Turbulence in financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect many issuers worldwide which may have an adverse effect on the Fund.

Market Risk

Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund’s investments in stocks will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to sell at favorable times or prices. If the Fund is forced to sell holdings to meet redemption requests or other cash needs, the Fund may have to sell them at a loss.

Other Investment Companies Risk

The Fund may invest in shares of other registered investment companies, including open-end funds, closed-end funds, business development companies, exchange-traded funds (“ETFs”) and money market funds. To the extent that the Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Securities Selection Risk

Securities selected by the Manager or the sub-advisor for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Value Stocks Risk

Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. A value approach could also result in fewer securities that increase rapidly during times of market gains. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund’s value style could cause the Fund to underperform funds that use a growth or non-value approach to investing or have a broader investment style.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you could lose part or all of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Fund Performance	abf809593_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year. The table shows how the Fund’s performance compares to the Russell 1000® Value Index, which is the Fund’s primary benchmark and is a broad measure of market performance. The Lipper Large-Cap Value Index shows how the Fund’s performance compares to a composite of mutual funds with similar investment objectives.

The chart and the table below show the performance of the Fund’s Institutional Class shares for all periods. The Institutional Class shares of the Fund have adopted the performance history and financial statements of the Class N Shares of the Fund’s predecessor. Performance information of A Class, C Class, Y Class and Investor Class shares of the Fund is not provided because the Fund did not commence operations of these classes prior to the date of this Prospectus. You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of risk by showing how the Fund’s performance has varied from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s performance compares to the Russell 1000® Value Index, which is the Fund’s primary benchmark and is a broad measure of market performance. The Lipper Large-Cap Value Index shows how the Fund’s performance compares to a composite of mutual funds with similar investment objectives.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.americanbeaconfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Institutional Class shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	Year-By-Year Percentage Returns as of 12/31 of Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 17.15% (1/1/04 through 12/31/11) (3rd Quarter 2009) Lowest Quarterly Return: -18.26% (1/1/04 through 12/31/11) (4th Quarter 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011	[1]
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.
American Beacon Bridgeway Large Cap Value Fund℠ | A
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	A
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	A
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.96%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	1.34%	[3]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	A
1 year	rr_ExpenseExampleYear01	704
3 years	rr_ExpenseExampleYear03	1,039
American Beacon Bridgeway Large Cap Value Fund℠ | C
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	C
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	C
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.96%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.41%
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	2.09%	[3]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	C
1 year	rr_ExpenseExampleYear01	312
3 years	rr_ExpenseExampleYear03	721
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	C
1 year	rr_ExpenseExampleNoRedemptionYear01	212
3 years	rr_ExpenseExampleNoRedemptionYear03	721
American Beacon Bridgeway Large Cap Value Fund℠ | Institutional
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	Institutional
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Institutional
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.71%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	0.84%	[3]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Institutional
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	337
Annual Total Returns	rr_BarChartTableAbstract
2004	rr_AnnualReturn2004	15.15%
2005	rr_AnnualReturn2005	11.62%
2006	rr_AnnualReturn2006	18.52%
2007	rr_AnnualReturn2007	4.49%
2008	rr_AnnualReturn2008	(36.83%)
2009	rr_AnnualReturn2009	24.92%
2010	rr_AnnualReturn2010	14.51%
2011	rr_AnnualReturn2011	2.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.15%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.26%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
American Beacon Bridgeway Large Cap Value Fund℠ | Y
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	Y
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Y
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.81%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	0.94%	[3]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Y
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	369
American Beacon Bridgeway Large Cap Value Fund℠ | Investor
Shareholder Fees	rr_ShareholderFeesAbstract
Share classes	rr_ShareholderFeesColumnName	Investor
Maximum sales charge imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge load (as a percentage of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Share classes	rr_OperatingExpensesColumnName	Investor
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.09%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%
Expense waiver and reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total annual fund operating expenses after expense waiver and reimbursement	rr_NetExpensesOverAssets	1.22%	[3]
Example	rr_ExpenseExampleAbstract
Share classes	rr_ExpenseExampleByYearColumnName	Investor
1 year	rr_ExpenseExampleYear01	124
3 years	rr_ExpenseExampleYear03	455
American Beacon Bridgeway Large Cap Value Fund℠ | Return Before Taxes | Institutional
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.33%
Five Years	rr_AverageAnnualReturnYear05	(0.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
American Beacon Bridgeway Large Cap Value Fund℠ | Return After Taxes on Distributions | Institutional
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.12%
Five Years	rr_AverageAnnualReturnYear05	(1.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
American Beacon Bridgeway Large Cap Value Fund℠ | Return After Taxes on Distributions and Sale of Fund Shares | Institutional
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.77%
Five Years	rr_AverageAnnualReturnYear05	(0.61%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
American Beacon Bridgeway Large Cap Value Fund℠ | Russell 1000® Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indices (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.39%
Five Years	rr_AverageAnnualReturnYear05	(2.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003
American Beacon Bridgeway Large Cap Value Fund℠ | Lipper Large-Cap Value Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Value Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Indices (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.17%)
Five Years	rr_AverageAnnualReturnYear05	(2.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 31, 2003

[1]	After-tax returns are shown only for Institutional Class shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account or a 401(k), the after-tax returns do not apply to your situation.
[2]	Expenses are based on estimated expenses.
[3]	The Manager has contractually agreed to waive and/or reimburse the A Class, C Class, Institutional Class, Y Class and Investor Class of the Fund for Other Expenses through March 29, 2013, to the extent that Total Annual Fund Operating Expenses for the Fund exceed 1.34%, 2.09%, 0.84%, 0.94% and 1.22% for the A Class, C Class, Institutional Class, Y Class and Investor Class, respectively (excluding taxes, brokerage commissions, acquired fund fees and expenses and other extraordinary expenses such as litigation). The contractual expense arrangement can be changed by approval of a majority of the Fund's Board of Trustees. The Manager can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Manager (a) occurs within three years after the Manager's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.